Restructuring Charges	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
In the year ended, December 31, 2023, a restructuring charge of $45.4 million was recognized in the Consolidated Statements of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected a workforce reduction of $34.1 million and an office consolidation program to optimize the Company's office footprint of $11.3 million.

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Restructuring charges	$45,390	$31,143	$31,105
Net charge	$45,390	$31,143	$31,105

At December 31, 2023, a total liability of $7.0 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $3.0 million of facilities related liabilities of which $1.0 million is included within other liabilities and $2.0 million is included within non-current other liabilities. The remaining provision of $4.0 million relates to workforce reduction and is included within other liabilities.

	Year Ended
	December 31, 2023	December 31, 2022
	(in thousands)
Opening provision	$6,022	$10,311
Additional provision in the year	36,704	4,364
Utilization	(35,727)	(8,653)
Ending provision	$6,999	$6,022